UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029

Name of Fund: Fund Address:	Legg Mason Income Trust, Inc. 100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2005
Date of reporting period: 9/30/2005

Item 1 — Schedule of Investments
Portfolio of Investments
September 30, 2005 (Unaudited)
(Amounts in Thousands)
Core Bond Fund

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 126.3%

Corporate Bonds and Notes — 23.5%

Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$40	$40
United Technologies Corporation	5.400%	5/1/35	20	20

				60

Automotive — 2.0%
Ford Motor Company	7.450%	7/16/31	720	562
General Motors Corporation	8.250%	7/15/23	1,000	777
General Motors Corporation	8.375%	7/15/33	150	117

				1,456

Banking and Finance — 3.3%
Ford Motor Credit Company	4.950%	1/15/08	40	38
Ford Motor Credit Company	6.625%	6/16/08	190	186
Ford Motor Credit Company	7.375%	10/28/09	590	570
Ford Motor Credit Company	7.375%	2/1/11	230	220
Ford Motor Credit Company	7.250%	10/25/11	100	95
Ford Motor Credit Company	7.000%	10/1/13	10	9
General Motors Acceptance Corporation	6.125%	2/1/07	10	10
General Motors Acceptance Corporation	6.150%	4/5/07	50	50
General Motors Acceptance Corporation	6.125%	8/28/07	230	226
General Motors Acceptance Corporation	5.625%	5/15/09	685	628
General Motors Acceptance Corporation	7.750%	1/19/10	110	107
HSBC Finance Corporation	4.125%	11/16/09	225	219

				2,358

Banks — 1.1%
Bank of America Corporation	3.875%	1/15/08	90	88
Bank of America Corporation	4.500%	8/1/10	120	119
Bank One Corporation	6.500%	2/1/06	220	222
Bank One Corporation	2.625%	6/30/08	335	318
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	A
Rabobank Capital Funding Trust III	5.254%	12/29/49	20	20	A

				777

Cable — 0.4%
Comcast Corporation	6.500%	1/15/15	240	259
Cox Communications, Inc.	3.875%	10/1/08	70	68

				327

Diversified Financial Services — 1.6%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	4.125%	2/22/10	230	224
General Electric Capital Corporation	4.250%	1/15/08	180	179
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	650	646
Wells Fargo & Company	4.200%	1/15/10	105	103

				1,157

Electric — 0.7%
Dominion Resources, Inc.	4.750%	12/15/10	30	30
Dominion Resources, Inc.	5.700%	9/17/12	95	98
FirstEnergy Corp.	7.375%	11/15/31	285	334
Oncor Electric Delivery Company	6.375%	1/15/15	30	32
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	21

				515

Energy — 2.6%
Duke Energy Corporation	6.250%	1/15/12	50	53
Duke Energy Corporation	5.625%	11/30/12	90	93
Pacific Gas and Electric Company	6.050%	3/1/34	135	140
TXU Corp.	6.550%	11/15/34	800	743
TXU Energy Co.	4.920%	1/17/06	15	15	B
TXU Energy Co.	7.000%	3/15/13	770	836

				1,880

		Maturity	Par/
	Rate	Date	Shares	Value

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	91

Food, Beverage and Tobacco — 0.6%
Altria Group, Inc.	7.000%	11/4/13	155	170
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	165	167
Kraft Foods Inc.	5.625%	11/1/11	65	67

				404

Investment Banking/Brokerage — 0.7%
Banque Paribas — NY	6.875%	3/1/09	110	117
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	113
Morgan Stanley	3.625%	4/1/08	190	186
The Goldman Sachs Group, Inc.	4.500%	6/15/10	110	108

				524

Media — 0.4%
Clear Channel Communications, Inc.	4.625%	1/15/08	30	30
Clear Channel Communications, Inc.	4.250%	5/15/09	50	48
Clear Channel Communications, Inc.	5.500%	9/15/14	40	38
Time Warner Inc.	6.875%	5/1/12	75	82
Time Warner Inc.	7.700%	5/1/32	75	89

				287

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	700	667

Oil and Gas — 1.7%
Amerada Hess Corporation	7.300%	8/15/31	245	286
Apache Corporation	6.250%	4/15/12	65	71
Conoco Inc.	6.950%	4/15/29	225	274
ConocoPhillips	4.750%	10/15/12	30	30
Devon Energy Corporation	7.950%	4/15/32	140	178
Kerr-McGee Corporation	6.875%	9/15/11	300	321
XTO Energy, Inc.	7.500%	4/15/12	15	17
XTO Energy, Inc.	6.250%	4/15/13	20	21

				1,198

Paper and Forest Products — 0.4%
International Paper Company	5.500%	1/15/14	40	40
Weyerhaeuser Company	6.750%	3/15/12	235	254

				294

Photo Equipment and Supplies — 0.7%
Eastman Kodak Company	7.250%	11/15/13	540	512

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	159
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	184

				343

Special Purpose — 4.8%
ASIF Global Financing XIX	4.900%	1/17/13	40	39	A
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	93
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	53
Lilacs Repackaging 05-I	5.138%	1/15/64	500	495	A
Sprint Capital Corporation	4.780%	8/17/06	15	15
Sprint Capital Corporation	6.000%	1/15/07	270	274
Sprint Capital Corporation	8.375%	3/15/12	2,040	2,401
Verizon Global Funding Corp.	7.375%	9/1/12	75	85

				3,455

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	30	30
SBC Communications Inc.	5.100%	9/15/14	70	69

				99

Transportation — 0.8%
JetBlue Airways Corporation	4.165%	8/15/16	300	296	B
JetBlue Airways Corporation	4.240%	11/15/16	300	294	B

				590

Total Corporate Bonds and Notes (Identified Costs — $17,360)				16,994

Asset-Backed Securities — 6.0%

Fixed Rate Securities — 1.1%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	199
BankAmerica Manufactured Housing Contract 1997-2	6.790%	12/10/22	56	56
Citibank Credit Card Issuance Trust 2001-C3	6.650%	5/15/08	200	203
Conseco Finance Home Equity Loan Trust 2001-A	7.440%	3/15/32	200	202
MMCA Automobile Owner Trust 2002-4	3.050%	11/16/09	143	142

				802

Indexed SecuritiesB — 4.9%
AAA Trust 2005-2	3.930%	11/26/35	311	311	A
Ameriquest Mortgage Securities Inc. 2005-R3	3.920%	5/25/35	372	372

		Maturity	Par/
	Rate	Date	Shares	Value

Bayview Financial Acquisition Trust 2003-BA	4.310%	4/25/33	192	192	A
Bayview Financial Acquisition Trust 2004-C	4.258%	5/28/44	522	523
Bayview Financial Acquisition Trust 2005-B	3.981%	4/28/39	359	359
Carrington Mortgage Loan Trust 2005-OPT2	3.920%	5/25/35	506	506
Citibank Credit Card Issuance Trust 2000-C2	4.249%	10/15/07	200	200
Credit-Based Asset Servicing and Securitization 2005-RP1	4.010%	1/25/35	225	227	A
EQCC Trust 2002-1	4.130%	11/25/31	13	13
Household Mortgage Loan Trust 2003-HC1	4.146%	2/21/33	179	180
Morgan Stanley ABS Capital I 2005-WMC2	3.910%	2/25/35	435	435
Residential Asset Mortgage Product Inc 2004-RPIA	4.130%	11/25/42	66	66
Wachovia Asset Securitization, Inc. 2002-HE1	4.200%	9/27/32	144	145

				3,529

Total Asset-Backed Securities (Identified Cost — $4,343)				4,331

Mortgage-Backed Securities — 19.2%

Fixed Rate Securities — 3.5%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	58	59
Banc of America Commercial Mortgage Incorporated 2005-3	4.668%	7/10/43	500	488
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	334	331
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	200	197
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4	4.918%	10/15/42	200	200
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140	137
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	200	196
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	336	351	A
Morgan Stanley Capital I, Series 2005-HQ6	4.989%	8/13/42	460	459
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	112	115

				2,533

Indexed SecuritiesB — 15.3%
ABFS Mortgage Loan Trust 2003-2	4.330%	4/25/34	143	143	A
Banc of America Funding Corporation 2005-E	4.300%	6/20/35	647	643
Countrywide Alternative Loan Trust 2005-17	4.090%	7/25/35	656	655
Countrywide Alternative Loan Trust 2005-38	4.180%	9/25/35	585	585
Countrywide Home Loans 2005-11 3A3	4.480%	4/25/35	539	542
Countrywide Home Loans 2005-11 6A1	4.130%	3/25/35	493	493
Countrywide Home Loans 2005-3	4.120%	4/25/35	525	525
Countrywide Home Loans 2005-9 1A1	4.130%	5/25/35	549	548
Greenpoint Mortgage Funding Trust 2005-AR1	4.050%	6/25/45	563	561
Greenpoint Mortgage Funding Trust 2005-AR4	4.090%	10/25/45	396	396
GSMPS Mortgage Loan Trust 2005-RP2	4.180%	3/25/35	386	385	A
Harborview Mortgage Loan Trust 2005-7	4.526%	6/19/45	673	679
Harborview Mortgage Loan Trust 2005-9	4.136%	6/20/35	660	661
Impac CMB Trust 2003-7	4.150%	8/25/33	292	292
MSDWCC Heloc Trust 2005-1	4.020%	7/25/17	87	87
Thornburg Mortgage Securities Trust 2005-2 A1	4.050%	7/25/45	277	275
Thornburg Mortgage Securities Trust 2005-2 A2	4.060%	7/25/45	388	386
WaMu Mortgage Pass-Through Certificates 2005-AR8	4.100%	6/25/45	537	537
WaMu Mortgage Pass-Through Certificates 2005-AR11	4.150%	8/25/45	1,467	1,467
WaMu Mortgage Pass-Through Certificates 2005-AR13	4.328%	11/25/45	590	590
WaMu Mortgage Pass-Through Certificates 2005-AR6	4.060%	4/25/45	578	576

				11,026

Stripped Securities — 0.1%
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.624%	5/28/40	1,293	72	A,C1

Variable Rate Securities D — 0.3%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.515%	6/25/34	200	194
Credit-Based Asset Servicing and Securitization 1999-3	6.678%	1/3/29	48	47	A

				241

Total Mortgage-Backed Securities (Identified Cost — $13,942)				13,872

Municipal Bonds — 1.2%

		Maturity	Par/
	Rate	Date	Shares	Value

Brazos Texas Higher Education Authority, Inc. 2005-1	3.991%	6/15/42	400	400	B
Liberty New York Development Corporation Revenue	5.250%	10/1/35	410	457

Total Municipal Bonds (Identified Cost $859)				857

U.S. Government and Agency Obligations — 23.8%

Fixed Rate Securities — 17.4%
Fannie Mae	4.610%	10/10/13	560	548
Fannie Mae	3.000%	4/26/20	140	139
Freddie Mac	4.125%	10/18/10	40	39
Freddie Mac	4.650%	10/10/13	600	587
United States Treasury Bonds	6.250%	8/15/23	150	179
United States Treasury Bonds	5.250%	11/15/28	20	22
United States Treasury Bonds	5.250%	2/15/29	140	153
United States Treasury Bonds	6.250%	5/15/30	2,190	2,719
United States Treasury Bonds	5.375%	2/15/31	290	325
United States Treasury Notes	1.875%	12/31/05	70	70
United States Treasury Notes	1.500%	3/31/06	40	39
United States Treasury Notes	2.750%	6/30/06	4,780	4,735
United States Treasury Notes	3.375%	2/15/08	2,990	2,936
United States Treasury Notes	4.125%	5/15/15	10	10
United States Treasury Notes	4.250%	8/15/15	40	40

				12,541

Indexed Securities E — 6.1%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	2,220	2,296
United States Treasury Inflation-Protected Security	3.625%	1/15/08	278	294
United States Treasury Inflation-Protected Security	3.875%	1/15/09	262	284
United States Treasury Inflation-Protected Security	0.875%	4/15/10	526	513
United States Treasury Inflation-Protected Security	3.375%	1/15/12	77	85
United States Treasury Inflation-Protected Security	2.000%	1/15/14	69	70
United States Treasury Inflation-Protected Security	1.875%	7/15/15	70	71
United States Treasury Inflation-Protected Security	2.375%	1/15/25	321	344
United States Treasury Inflation-Protected Security	3.875%	4/15/29	309	423

				4,380

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	420	198	C2
United States Treasury Bonds	0.000%	5/15/30	60	20	C2

				218

Total U.S. Government and Agency Obligations (Identified Cost $17,174)				17,139

U.S. Government Agency Mortgage-Backed Securities — 45.7%

Fixed Rate Securities — 45.7%
Fannie Mae	6.000%	8/1/17 to 5/1/34	713	727
Fannie Mae	5.500%	12/1/17 to 9/1/36	1,362	1,365
Fannie Mae	6.500%	12/1/34	394	406
Fannie Mae	4.500%	9/1/35	100	95
Fannie Mae	5.000%	12/1/35	8,800	8,643	F
Fannie Mae	5.500%	12/1/35	5,150	5,147	F
Fannie Mae	6.000%	12/1/35	6,100	6,201	F
Fannie Mae	6.500%	12/1/35	2,350	2,418	F
Freddie Mac	4.500%	4/1/20	330	324
Freddie Mac	5.000%	7/1/20 to 9/1/36	1,600	1,590
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	3,980	1,004
Government National Mortgage Association	6.500%	2/15/32	431	449
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	926	917
Government National Mortgage Association	5.500%	2/15/35	3,369	3,402
Government National Mortgage Association	5.000%	12/1/35	300	297	F

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost $33,199)				32,985

Yankee Bonds G — 6.3%

Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	90	83

Foreign Governments — 2.8%
Russian Federation	5.000%	3/31/30	860	988	H
United Mexican States	8.375%	1/14/11	170	196
United Mexican States	8.300%	8/15/31	120	150
United Mexican States	7.500%	4/8/33	588	682

				2,016

Manufacturing (Diversified) — 2.1%
Tyco International Group SA	6.375%	10/15/11	45	48
Tyco International Group SA	6.000%	11/15/13	100	106

		Maturity	Par/
	Rate	Date	Shares		Value

Tyco International Group SA	6.875%	1/15/29	1,195		1,371

					1,525

Special Purpose — 1.0%
Anadarko Finance Company	6.750%	5/1/11	125		136
Apache Finance Canada Corporation	4.375%	5/15/15	60		58
Banagricola DPR Funding Ltd.	5.020%	3/15/10	225		225	A,B
ChevronTexaco Capital Company	3.500%	9/17/07	140		138
Conoco Funding Company	6.350%	10/15/11	10		11
Deutsche Telekom International Finance BV	5.250%	7/22/13	40		40
Resona PFD Global Securities	7.191%	12/29/49	140		145	A

					753

Telecommunications — 0.3%
British Telecommunications plc	8.375%	12/15/10	100		116
Telecom Italia Capital	4.950%	9/30/14	70		68	A
Telecom Italia Capital	5.250%	10/1/15	20		19

					203

Total Yankee Bonds (Identified Cost $4,315)					4,580

Preferred Stocks
Fannie Mae	5.375%		3	shs	162	I
Fannie Mae	7.000%		1		91	B
General Motors Corporation	5.250%		8		144	I

					397

Total Preferred Stocks (Identified Cost $398)					397

Total Long-Term Securities (Identified Cost $91,590)					91,155

Short-Term Securities — 3.0%

U.S. Government and Agency Obligations — 0.7%
Fannie Mae	0.000%	12/5/05	$481		478	J,K

Options Purchased — 0.3%
Eurodollar Futures Call, April 2006, Strike Price $95.00			66	L	83
Eurodollar Futures Call, January 2006, Strike Price $95.00			6	L	9
Eurodollar Futures Call, July 2006, Strike Price $95.00			10	L	12
Eurodollar Futures Call, November 2005, Strike Price $96.00			12	L	N.M.
Eurodollar Futures Put, July 2006, Strike Price $94.00			4	L	N.M.
U.S. Treasury Bond Futures Call, December 2005, Strike Price $115.00			7	L	7
U.S. Treasury Bond Futures Call, December 2005, Strike Price $119.00			12	L	2
U.S. Treasury Note Futures Call, December 2005, Strike Price $104.50			33	L	78
U.S. Treasury Note Futures Call, December 2005, Strike Price $106.50			7	L	5
U.S. Treasury Note Futures Call, December 2005, Strike Price $108.50			9	L	1

					197

Repurchase Agreements — 2.0%
Deutsche Bank AG
3.7%, dated 9/30/05, to be repurchased at $728 on 10/3/05
(Collateral: $740 Freddie Mac notes, 3.8%, due 12/27/06, value $743)			728		728

Nomura Securities International, Inc.
3.85%, dated 9/30/05, to be repurchased at $727 on 10/3/05
(Collateral: $735 Fannie Mae notes, 4.45%, due 4/11/08, value $744)			727		727

					1,455

Total Short-Term Securities (Identified Cost $2,220)					2,130

Total Investments — 129.3% (Identified Cost — $93,810)					$93,285
Other Assets Less Liabilities — (29.3)%					(21,123)

Net Assets					$72,162

Net Asset Value Per Share Primary Class					$9.83

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation

Futures Contracts Purchased
Eurodollar Futures	March 2006	1	$ NM
Eurodollar Futures	June 2006	60	(42)
U.S. Treasury Note Futures	December 2005	1	(51)

			(93)

Futures Contracts Written
U.S. Treasury Bond Futures	December 2005	33	$50
U.S. Treasury Note Futures	December 2005	70	109

			159

Option Contracts Written
Eurodollar Futures Put, Strike Price $95.63	October 2005	12	$(6)
Eurodollar Futures Put, Strike Price $95.75	March 2006	8	(4)
Eurodollar Futures Put, Strike Price $95.75	June 2006	11	(7)
U.S. Treasury Bond Futures Call, Strike Price $117.00	November 2005	14	9
U.S. Treasury Bond Futures Call, Strike Price $118.00	November 2005	8	6
U.S. Treasury Bond Futures Call, Strike Price $120.00	November 2005	2	2
U.S. Treasury Bond Futures Call, Strike Price $122.00	November 2005	2	1
U.S. Treasury Bond Futures Put, Strike Price $113.00	November 2005	37	NM
U.S. Treasury Bond Futures Put, Strike Price $115.00	November 2005	3	(3)
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2005	6	1
U.S. Treasury Note Futures Call, Strike Price $111.00	November 2005	17	4
U.S. Treasury Note Futures Call, Strike Price $112.00	November 2005	19	6
U.S. Treasury Note Futures Call, Strike Price $113.00	November 2005	33	16
U.S. Treasury Note Futures Call, Strike Price $113.00	October 2005	3	1
U.S. Treasury Note Futures Call, Strike Price $113.00	February 2005	5	NM
U.S. Treasury Note Futures Call, Strike Price $114.00	November 2005	13	8
U.S. Treasury Note Futures Put, Strike Price $106.50	November 2005	1	NM
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2005	4	NM
U.S. Treasury Note Futures Put, Strike Price $107.00	November 2005	4	NM
U.S. Treasury Note Futures Put, Strike Price $107.50	November 2005	19	(6)
U.S. Treasury Note Futures Put, Strike Price $109.00	November 2005	135	39
U.S. Treasury Note Futures Put, Strike Price $110.00	November 2005	5	(2)
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2005	11	(5)

			60

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.8% of net assets.
B	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2005.
C	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
D	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
E	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity have not yet been announced.
G	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
H	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
I	Convertible Security — Security may be converted into issuer’s common stock.
J	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	Colleteral to cover options and futures contracts.
L	Par represents actual number of contracts.
N.M.	- Not meaningful.

Portfolio of Investments

September 30, 2005 (Unaudited)
(Amounts in Thousands)

Legg Mason High Yield Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.2%

Corporate Bonds and Notes — 87.3%
Advertising — 0.7%
WDAC Subsidiary Corp.	8.375%	12/1/14	$1,350	$1,306	A

Apparel — 1.7%
Levi Strauss & Co.	9.750%	1/15/15	1,330	1,357
Oxford Industries, Inc.	8.875%	6/1/11	891	927
Russell Corporation	9.250%	5/1/10	858	866

				3,150

Auto and Automotive Parts — 3.5%
Commercial Vehicle Group, Inc.	8.000%	7/1/13	910	915	A
Delphi Corporation	6.550%	6/15/06	1,970	1,448	B
Delphi Corporation	6.500%	8/15/13	80	54	B
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,360	1,353
Visteon Corporation	8.250%	8/1/10	2,954	2,806

				6,576

Automotive Retailer — 0.7%
Asbury Automotive Group Inc.	9.000%	6/15/12	1,256	1,262

Banking and Finance — 3.1%
Ford Motor Credit Company	7.375%	2/1/11	610	584
General Motors Acceptance Corporation	6.875%	8/28/12	2,920	2,613
General Motors Acceptance Corporation	8.000%	11/1/31	1,620	1,415
Refco Finance Holdings	9.000%	8/1/12	1,079	1,173

				5,785

Building Materials — 2.6%
Associated Materials Incorporated	0.000%	3/1/14	2,420	1,210	C
Interface, Inc.	7.300%	4/1/08	402	402
Interface, Inc.	10.375%	2/1/10	1,333	1,440
K Hovnanian Enterprises Inc.	6.250%	1/15/16	110	102
Nortek, Inc.	8.500%	9/1/14	370	340
NTK Holdings, Inc.	0.000%	3/1/14	2,560	1,434	A,C

				4,928

Cable — 4.0%
Charter Communications Holdings, LLC	10.250%	9/15/10	2,125	2,178
Charter Communications Holdings, LLC	0.000%	5/15/11	1,690	1,209	C
CSC Holdings Inc.	8.125%	8/15/09	430	433
CSC Holdings Inc.	7.625%	4/1/11	165	162
CSC Holdings Inc.	7.000%	4/15/12	510	482	A
CSC Holdings Inc.	7.625%	7/15/18	606	567
EchoStar DBS Corporation	7.304%	10/1/08	450	458	D
EchoStar DBS Corporation	6.625%	10/1/14	950	940
LodgeNet Entertainment Corporation	9.500%	6/15/13	882	966

				7,395

Casino Resorts — 2.0%
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,650	1,865
Premier Entertainment Biloxi LLC	10.750%	2/1/12	1,911	1,722
Station Casinos, Inc.	6.875%	3/1/16	90	91

				3,678

Chemicals — 0.6%
Georgia Gulf Corporation	7.625%	11/15/05	6	6
MacDermid, Incorporated	9.125%	7/15/11	22	24
Westlake Chemical Corporation	8.750%	7/15/11	1,032	1,112

				1,142

Coal — 0.8%
Alpha Natural Resources LLC	10.000%	6/1/12	1,360	1,510

Computer Services and Systems — 1.6%
Activant Solutions, Inc.	10.054%	4/1/10	870	888	A,D

		Maturity	Par/
	Rate	Date	Shares	Value

Activant Solutions, Inc.	10.500%	6/15/11	110	115
Sungard Data Systems Incorporated	10.250%	8/15/15	2,020	2,045	A

				3,048

Containers and Packaging — 1.1%
Graham Packaging Company Inc.	9.875%	10/15/14	640	614
Graphic Packaging International Corp.	9.500%	8/15/13	689	648
Solo Cup Company	8.500%	2/15/14	930	823

				2,085

Drug and Grocery Store Chains — 0.6%
Delhaize America, Inc.	8.125%	4/15/11	994	1,077

Electric — 1.1%
The AES Corporation	7.750%	3/1/14	940	996
The AES Corporation	9.000%	5/15/15	943	1,035	A

				2,031

Electronics — 1.7%
L 3 Communications Corporation	6.375%	10/15/15	1,970	1,985	A
Rayovac Corporation	8.500%	10/1/13	960	926
Spectrum Brands Incorporated	7.375%	2/1/15	370	333

				3,244

Energy — 3.0%
Elwood Energy LLC	8.159%	7/5/26	1,760	1,954
Midwest Generation LLC	8.560%	1/2/16	1,068	1,175
Reliant Energy Inc.	6.750%	12/15/14	1,450	1,425
Sierra Pacific Resources	6.750%	8/15/17	980	982	A

				5,536

Entertainment — 0.5%
Cinemark USA, Inc.	9.000%	2/1/13	489	505
Warner Music Group	7.375%	4/15/14	420	421

				926

Environmental Services — 1.0%
Allied Waste North America Incorporated	8.500%	12/1/08	864	901
Capital Environment Resource, Inc.	9.500%	4/15/14	1,010	1,005	A

				1,906

Food, Beverage and Tobacco — 1.2%
Domino’s, Inc.	8.250%	7/1/11	974	1,023
R.J. Reynolds Tobacco Holdings Inc.	6.500%	7/15/10	580	579	A
Stater Bros. Holdings Inc.	7.370%	6/15/10	640	630	D

				2,232

Gaming — 0.8%
River Rock Entertainment Authority	9.750%	11/1/11	1,290	1,432

Gas and Pipeline Utilities — 3.9%
ANR Pipeline, Inc.	9.625%	11/1/21	477	587
Dynegy Holdings Inc.	9.875%	7/15/10	630	687	A
Dynegy Holdings Inc.	8.750%	2/15/12	600	651
Dynegy Holdings Inc.	10.125%	7/15/13	1,470	1,639	A
Southern Natural Gas Company	8.875%	3/15/10	678	733
The Williams Companies, Inc.	7.500%	1/15/31	440	468
The Williams Companies, Inc.	8.750%	3/15/32	2,141	2,526

				7,291

Health Care — 2.0%
Tenet Healthcare Corporation	9.875%	7/1/14	2,417	2,526
Tenet Healthcare Corporation	9.250%	2/1/15	1,170	1,181	A

				3,707

Investment Banking/Brokerage — 0.4%
E*Trade Financial Corporation	7.375%	9/15/13	650	656	A

Machinery — 1.1%
Case New Holland Incorporated	9.250%	8/1/11	1,030	1,089
Terex Corporation	7.375%	1/15/14	890	899

				1,988

Manufacturing (Diversified) — 2.1%
Jacuzzi Brands Incorporated	9.625%	7/1/10	1,984	2,103
Ki Holdings Inc.	0.000%	11/15/14	1,866	1,274	C
Koppers Inc.	9.875%	10/15/13	90	99
Samsonite Corporation	8.875%	6/1/11	410	436

				3,912

		Maturity	Par/
	Rate	Date	Shares	Value

Media — 3.0%
AMC Entertainment Incorporated	8.000%	3/1/14	500	440
Emmis Operating Company	6.875%	5/15/12	450	448
Lamar Media Corporation	6.625%	8/15/15	880	896	A
LIN Television Corporation	6.500%	5/15/13	550	521	A
Paxson Communications Corporation	0.000%	1/15/09	270	262	C
PRIMEDIA Inc.	9.165%	5/15/10	1,155	1,218	D
PRIMEDIA Inc.	8.875%	5/15/11	140	147
Readers Digest Association, Inc.	6.500%	3/1/11	380	386
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	940	987
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	210	215

				5,520

Medical Care Facilities — 2.2%
Community Health Systems Inc.	6.500%	12/15/12	590	591
DaVita, Inc.	7.250%	3/15/15	790	801
HCA, Inc.	9.000%	12/15/14	470	542
HCA, Inc.	7.690%	6/15/25	480	483
HCA, Inc.	7.500%	11/6/33	60	60
HEALTHSOUTH Corporation	8.500%	2/1/08	169	165
HEALTHSOUTH Corporation	10.750%	10/1/08	460	449
Select Medical Corporation	7.625%	2/1/15	950	910

				4,001

Medical Products — 0.4%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	515	535	E
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	170	183

				718

Office Equipment and Supplies — 0.4%
Acco Brands Corporation	7.625%	8/15/15	790	782	A

Oil and Gas — 10.5%
AmeriGas Partners, L.P.	7.250%	5/20/15	1,000	1,045	A
Belden & Blake Corporation	8.750%	7/15/12	2,755	2,879
Chesapeake Energy Corporation	7.500%	9/15/13	40	42
Chesapeake Energy Corporation	6.375%	6/15/15	130	131
Chesapeake Energy Corporation	6.250%	1/15/18	810	794
El Paso CGP Co.	7.750%	6/15/10	1,180	1,204
El Paso Corporation	7.625%	8/16/07	340	346	A
El Paso Corporation	7.800%	8/1/31	870	872
El Paso Corporation	7.750%	1/15/32	1,110	1,118
El Paso Production Holding Company	7.750%	6/1/13	1,210	1,264
Encore Acquisition Company	6.250%	4/15/14	160	159
Encore Acquisition Company	6.000%	7/15/15	380	371	A
KCS Energy, Inc.	7.125%	4/1/12	580	594
KCS Energy, Inc.	7.125%	4/1/12	40	41	A
Kerr-McGee Corporation	7.875%	9/15/31	940	1,088
Pacific Energy Partners	6.250%	9/15/15	830	832	A
Parker Drilling Company	9.625%	10/1/13	1,500	1,706
Plains Exploration & Production Company	7.125%	6/15/14	810	853
Pogo Producing Company	6.875%	10/1/17	910	923	A
Pride International, Inc.	7.375%	7/15/14	940	1,021
Suburban Propane Partners LP	6.875%	12/15/13	1,610	1,465
Whiting Petroleum Corporation	7.000%	2/1/14	780	791	A

				19,539

Paper and Forest Products — 1.3%
Abitibi-Consolidated Inc.	7.750%	6/15/11	180	177
Georgia-Pacific Corp.	9.500%	12/1/11	10	12
NewPage Corporation	12.000%	5/1/13	2,470	2,149

				2,338

Pharmaceuticals — 0.2%
Leiner Health Products Inc.	11.000%	6/1/12	490	419

Real Estate — 1.1%
Forest City Enterprises, Inc.	6.500%	2/1/17	910	901
Ventas Realty, Limited Partnership	8.750%	5/1/09	475	508
Ventas Realty, Limited Partnership	6.750%	6/1/10	200	203	A
Ventas Realty, Limited Partnership	9.000%	5/1/12	408	463

				2,075

Rental and Lease Services (Commercial) — 1.0%
NationsRent Inc.	9.500%	10/15/10	1,390	1,515
NationsRent Inc.	9.500%	5/1/15	360	374

				1,889

		Maturity	Par/
	Rate	Date	Shares	Value

Retail — 4.0%
Ames True Temper	8.168%	1/15/12	930	865	D
Brookstone Company Inc.	12.000%	10/15/12	810	802	A
J.C. Penney Company, Inc.	6.875%	10/15/15	860	923
J.C. Penney Company, Inc.	7.400%	4/1/37	990	1,071
Neiman Marcus Group, Inc.	10.375%	10/15/15	1,240	1,234	A
Norcraft Companies	9.000%	11/1/11	970	1,004
Pantry Inc.	7.750%	2/15/14	360	360
Toys “R” Us, Inc.	7.875%	4/15/13	980	874
Toys “R” Us, Inc.	7.375%	10/15/18	330	264

				7,397

Special Purpose — 8.6%
AAC Group Holding Corporation	0.000%	10/1/12	2,200	1,584	A,C
Alamosa Incorporated	11.000%	7/31/10	294	332
Alamosa Incorporated	8.500%	1/31/12	640	683
Di Finance Corporation	9.500%	2/15/13	1,990	2,079	A
Goodman Global Holding Company, Inc.	6.410%	6/15/12	70	68	A,D
H & E Equipment Services LLC	11.125%	6/15/12	1,444	1,617
H-Lines Finance Holding Corporation	0.000%	4/1/13	1,530	1,270	A,C
Milacron Escrow Corporation	11.500%	5/15/11	2,265	2,220
Norcraft Holdings LP	0.000%	9/1/12	670	469	C
Qwest Capital Funding, Inc.	7.900%	8/15/10	623	618
Rainbow National Services LLC	8.750%	9/1/12	510	544	A
Rainbow National Services LLC	10.375%	9/1/14	360	407	A
Texas Genco LLC	6.875%	12/15/14	493	502	A
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	410	417	A
UCAR Finance Inc.	10.250%	2/15/12	1,415	1,518
UGS Corporation	10.000%	6/1/12	900	985
Vanguard Health Holding Company II	9.000%	10/1/14	580	618

				15,931

Steel Products — 1.7%
Allegheny Technologies, Inc.	8.375%	12/15/11	905	973
Chaparrel Steel Company	10.000%	7/15/13	970	1,023	A
Citisteel USA, Inc.	11.553%	9/1/10	1,270	1,251	A,D

				3,247

Storage Facilities — 0.3%
Mobile Mini, Inc.	9.500%	7/1/13	490	541

Telecommunications — 4.9%
Cincinnati Bell Inc.	7.000%	2/15/15	1,819	1,755
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	1,760	1,778	A
Qwest Communications International Inc.	7.250%	2/15/11	1,080	1,052
Qwest Corporation	7.875%	9/1/11	830	865
Qwest Corporation	7.120%	6/15/13	400	416	A,D
Qwest Services Corporation	13.500%	12/15/10	1,819	2,083
Telcordia Technologies Inc.	10.000%	3/15/13	160	151	A
Valor Telecommunications Enterprises LLC	7.750%	2/15/15	1,000	970

				9,070

Telecommunications (Cellular/Wireless) — 1.1%
Citizens Communications Company	9.250%	5/15/11	330	362
Nextel Communications, Inc.	5.950%	3/15/14	42	43
Ubiquitel Operating Company	9.875%	3/1/11	610	677
US Unwired Inc.	10.000%	6/15/12	800	920

				2,002

Transportation — 4.8%
American Airlines, Inc.	7.800%	10/1/06	1,130	1,082
American Commercial Lines LLC	9.500%	2/15/15	770	831
Continental Airlines, Inc.	7.568%	12/1/06	1,990	1,847
Continental Airlines, Inc.	7.033%	6/15/11	1,083	970
Gulfmark Offshore, Inc.	7.750%	7/15/14	930	988
Horizon Lines, LLC	9.000%	11/1/12	1,050	1,125
Kansas City Southern Railway	9.500%	10/1/08	121	133
OMI Corporation	7.625%	12/1/13	966	1,000
Progress Rail Corp.	7.750%	4/1/12	900	917	A

				8,893

Total Corporate Bonds and Notes (Identified Cost $162,051)				162,165

Mortgage-Backed Securities — 0.4%
Blackrock Capital Finance L.P. 1996-R1	9.505%	9/25/26	693	444
Blackrock Capital Finance L.P. 1997-R1	7.750%	3/25/37	521	244	A
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	224	36

Total Mortgage-Backed Securities (Identified Cost $834)				724

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds E — 9.0%

Cable — 0.4%
Rogers Cable Inc.	5.500%	3/15/14	790		729

Chemicals — 0.9%
Rhodia SA	10.250%	6/1/10	1,530		1,618

Electronics — 0.4%
Flextronics Intl Ltd	6.500%	5/15/13	670		683

Exploration and Production — 0.8%
Ocean Rig Norway AS	8.375%	7/1/13	1,310		1,418	A

Media — 0.6%
Kabel Deutschland GmbH	10.625%	7/1/14	1,000		1,105	A

Oil and Gas — 1.1%
Utilicorp Canada Finance Corp	7.750%	6/15/11	390		410
Western Oil Sands Inc.	8.375%	5/1/12	1,425		1,637

					2,047

Paper and Forest Products — 0.8%
Abitibi Consolidated Inc.	7.370%	6/15/11	536		536	D
Ainsworth Lumber Co. Ltd.	7.250%	10/1/12	500		470
Domtar Inc.	7.875%	10/15/11	450		446

					1,452

Services — 0.4%
Compagnie Generale De Geophysique	7.500%	5/15/15	780		811	A

Special Purpose — 1.0%
MDP Acquisitions PLC	9.625%	10/1/12	560		563
Montell Finance Co BV	8.100%	3/15/27	750		724	A
Nell Af SARL	8.375%	8/15/15	560		547	A

					1,834

Steel (Producers) — 0.5%
Ispat Inland Ulc	9.750%	4/1/14	810		940

Telecommunications — 1.0%
Intelsat, Ltd.	5.250%	11/1/08	130		120
Intelsat, Ltd.	7.625%	4/15/12	2,200		1,842

					1,962

Telecommunications (Cellular/Wireless) — 0.9%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,088		1,257
Rogers Wireless Communications Inc.	8.000%	12/15/12	330		348

					1,605

Transportation — 0.2%
Teekay Shipping Corporation	8.875%	7/15/11	426		486

Total Yankee Bonds (Identified Cost $16,556)					16,690

Common Stocks — 0.3%

Construction and Engineering — 0.3%
Washington Group International, Inc.			10 shs		519

Total Common Stocks (Identified Cost $55)					519

Preferred Stocks — 0.9%

Auto and Automotive Parts — 0.3%
General Motors Corporation	5.250%		28		489

Media — 0.6%
Paxson Communications Corporation	14.250%		N.M.		1,142	G,H

Total Preferred Stocks (Identified Cost $1,877)					1,631

Warrants — 0.3%

American Tower Corporation			1	wts	292	A,I
Next Generation Network, Inc.			16		N.M.	I
Washington Group International, Series A			6		152	I
Washington Group International, Series B			7		152	I
Washington Group International, Series C			4		75	I

Total Warrants (Identified Cost $290)					671

		Maturity	Par/
	Rate	Date	Shares	Value

Total Long-Term Securities (Identified Cost $181,663)				182,400

Short-Term Securities — 0.1%

Repurchase Agreements — 0.1%
Goldman, Sachs & Company
3.8%, dated 9/30/05, to be repurchased at $111 on 10/3/05 (Collateral: $105 Fannie Mae notes, 6.00%, due 5/15/11, value $115)			$111	111

Lehman Brothers, Inc.
3.7%, dated 9/30/05, to be repurchased at $110 on 10/3/05 (Collateral: $500 Federal Home Loan Bank zero coupon bonds, due 9/18/28, value $113)			110	110

Total Short-Term Securities (Identified Cost $221)				221

Total Investments — 98.3% (Identified Cost $181,884)				182,621
Other Assets Less Liabilities — 1.7%				3,135

Net Assets — 100.0%				$185,756

Net Asset Value Per Share
Primary Class				$9.10

Institutional Class				$9.13

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 23.2% of net assets.
B	Bond is in default at September 30, 2005.
C	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”). The coupon rates are the rates as of September 30, 2005.
E	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.
F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
G	Pay-in-Kind (“PIK”) security — A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Private placement.
I	Non-income producing.
N.M.	Not meaningful.

Portfolio of Investments
September 30, 2005 (Unaudited)
(Amounts in Thousands)
Legg Mason Investment Grade Income Portfolio

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.8%

Corporate Bonds and Notes — 72.1%

Aerospace/Defense — 1.0%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,050
Lockheed Martin Corporation	8.500%	12/1/29	760	1,048
Northrop Grumman Corporation	7.750%	2/15/31	170	220
Raytheon Company	6.150%	11/1/08	489	509
Raytheon Company	5.375%	4/1/13	1,240	1,267

				4,094

Auto Parts and Equipment — 0.2%
American Axle & Manufacturing Inc.	5.250%	2/11/14	800	681

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	1,975	1,540
Ford Motor Company	8.900%	1/15/32	370	312
General Motors Corporation	8.250%	7/15/23	650	506
General Motors Corporation	8.375%	7/15/33	1,990	1,552

				3,910

Banking and Finance — 8.4%
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,090
Boeing Capital Corporation	5.800%	1/15/13	530	560
Countrywide Home Loans, Inc.	2.750%	2/15/07	320	313
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,155
Countrywide Home Loans, Inc.	4.125%	9/15/09	340	330
Ford Motor Credit Company	4.950%	1/15/08	250	238
Ford Motor Credit Company	6.625%	6/16/08	8,210	8,024
Ford Motor Credit Company	7.375%	10/28/09	2,970	2,869
Ford Motor Credit Company	7.375%	2/1/11	2,390	2,286
Ford Motor Credit Company	7.250%	10/25/11	2,070	1,965
Ford Motor Credit Company	7.000%	10/1/13	340	315
General Motors Acceptance Corporation	6.150%	4/5/07	1,570	1,558
General Motors Acceptance Corporation	6.125%	8/28/07	2,680	2,638
General Motors Acceptance Corporation	6.311%	11/30/07	320	309
General Motors Acceptance Corporation	5.625%	5/15/09	590	541
General Motors Acceptance Corporation	6.875%	9/15/11	750	682
General Motors Acceptance Corporation	0.000%	6/15/15	2,700	1,183	A
HSBC Finance Corporation	4.750%	4/15/10	1,325	1,320
International Lease Finance Corporation	6.375%	3/15/09	890	932
John Deere Capital Corporation	4.500%	8/22/07	5	5
MBNA America Bank	5.375%	1/15/08	1,200	1,217
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,917
Residential Capital Corporation	6.375%	6/30/10	1,970	1,996	B
SB Treasury Company LLC	9.400%	12/29/49	840	927	B

				34,370

Banks — 5.8%
Bank of America Corporation	4.500%	8/1/10	1,500	1,485
Bank of America Corporation	7.400%	1/15/11	1,785	1,993
Bank of America Corporation	4.750%	8/15/13	470	464
Bank One Corporation	4.125%	9/1/07	1,100	1,093
BankAmerica Capital	4.720%	1/15/27	585	564	C
BB&T Capital Trust I	5.850%	8/18/35	1,750	1,726
CBA Capital Trust I	5.805%	12/31/49	3,510	3,635	B
Chase Capital II	4.193%	2/1/27	1,980	1,863	C
Key Bank NA	5.800%	7/1/14	535	561
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	321	B
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,120	3,108	B
Suntrust Bank	5.000%	9/1/15	1,450	1,444
UnionBanCal Corporation	5.250%	12/16/13	785	790
Wachovia Bank NA	7.800%	8/18/10	2,640	2,996
Washington Mutual, Inc.	4.200%	1/15/10	700	683
Washington Mutual, Inc.	4.625%	4/1/14	1,000	957

				23,683

Building Materials — 0.0%
American Standard, Inc.	8.250%	6/1/09	37	41
American Standard, Inc.	7.625%	2/15/10	5	5

		Maturity	Par/
	Rate	Date	Shares	Value

				46

Cable — 1.6%
Comcast Cable Communications, Inc.	6.750%	1/30/11	960	1,032
Comcast Corporation	7.050%	3/15/33	1,800	2,003
Cox Communications, Inc.	4.625%	1/15/10	1,410	1,379
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,403
EchoStar DBS Corporation	7.304%	10/1/08	500	509	C
Tele-Communications, Inc.	7.125%	2/15/28	180	200

				6,526

Casino Resorts — 0.7%
Harrah’s Operating Company, Inc.	7.875%	12/15/05	500	503
Harrah’s Operating Company, Inc.	5.500%	7/1/10	410	414
Harrah’s Operating Company, Inc.	5.750%	10/1/17	2,110	2,065	B

				2,982

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,104
The Dow Chemical Company	6.000%	10/1/12	750	794
The Dow Chemical Company	7.375%	11/1/29	800	977

				2,875

Computer Services and Systems — 0.8%
Electronic Data Systems Corporation	7.125%	10/15/09	530	568
Electronic Data Systems Corporation	6.500%	8/1/13	500	512
Electronic Data Systems Corporation	7.450%	10/15/29	570	598
International Business Machines Corporation	4.750%	11/29/12	1,750	1,751

				3,429

Consumer Products — 0.2%
The Clorox Company	5.000%	1/15/15	350	351
The Procter & Gamble Company	4.300%	8/15/08	350	348

				699

Diversified Financial Services — 7.5%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170	5,533	B
Associates Corporation of North America	8.150%	8/1/09	775	867
Beaver Valley Funding Corp.	9.000%	6/1/17	1,100	1,307
Capital One Bank	4.875%	5/15/08	150	150
Capital One Bank	5.750%	9/15/10	870	899
Capital One Bank	6.500%	6/13/13	690	740
Capital One Financial Corporation	7.250%	5/1/06	1,400	1,422
Capital One Financial Corporation	8.750%	2/1/07	400	420
Capital One Financial Corporation	7.125%	8/1/08	340	359
Citigroup Inc.	5.000%	3/6/07	300	302
Citigroup Inc.	5.000%	9/15/14	1,600	1,591
General Electric Capital Corporation	4.000%	6/15/09	3,640	3,555
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,732
General Electric Capital Corporation	5.450%	1/15/13	2,000	2,071
General Electric Capital Corporation	6.750%	3/15/32	5	6
iStar Financial Inc.	5.375%	4/15/10	3,180	3,184
iStar Financial Inc.	6.000%	12/15/10	580	595
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	240	239
Marsh & McLennan Companies, Inc.	5.875%	8/1/33	900	815
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,655	B
Wells Fargo & Company	5.000%	11/15/14	90	90

				30,532

Drug and Grocery Store Chains — 0.6%
Kroger Company	8.000%	9/15/29	1,000	1,167
Safeway Inc.	7.500%	9/15/09	600	646
Safeway Inc.	5.800%	8/15/12	750	754

				2,567

Electric — 4.2%
AEP Texas Central Company	5.500%	2/15/13	1,060	1,084
American Electric Power Company, Inc.	6.125%	5/15/06	404	408
American Electric Power Company, Inc.	5.250%	6/1/15	350	350
Commonwealth Edison Company	6.150%	3/15/12	560	582
Dominion Resources, Inc.	5.125%	12/15/09	490	494
Dominion Resources, Inc.	4.750%	12/15/10	140	139
Dominion Resources, Inc.	5.700%	9/17/12	510	526
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,433
FirstEnergy Corp.	7.375%	11/15/31	4,440	5,208
Niagara Mohawk Power Corporation	7.750%	10/1/08	1,010	1,093
System Energy Resources, Inc.	4.875%	10/1/07	1,020	1,016
Tampa Electric Company	6.375%	8/15/12	380	409

		Maturity	Par/
	Rate	Date	Shares	Value

The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	963
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	1,041
The Detroit Edison Company	5.200%	10/15/12	1,260	1,278

				17,024

Energy — 3.9%
Alabama Power Company	3.125%	5/1/08	920	887
DTE Energy Company	6.375%	4/15/33	350	359
Duke Energy Corporation	5.625%	11/30/12	270	279
Exelon Corporation	6.750%	5/1/11	2,000	2,144
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	783
Pacific Gas and Electric Company	6.050%	3/1/34	4,610	4,796
Sempra Energy	4.290%	5/21/08	1,685	1,689	C
TXU Corp.	6.375%	6/15/06	100	101
TXU Corp.	6.550%	11/15/34	2,730	2,534
TXU Energy Co.	4.920%	1/17/06	325	325	C
TXU Energy Co.	7.000%	3/15/13	930	1,010
Xcel Energy, Inc.	7.000%	12/1/10	900	982

				15,889

Environmental Services — 0.3%
Waste Management, Inc.	6.375%	11/15/12	310	332
Waste Management, Inc.	7.375%	5/15/29	690	802

				1,134

Food, Beverage and Tobacco — 1.7%
Altria Group, Inc.	7.000%	11/4/13	1,385	1,516
Kellogg Company	6.600%	4/1/11	1,000	1,084
Kellogg Company	7.450%	4/1/31	650	818
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	5/15/06	1,280	1,302
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	860	903
The Pepsi Bottling Group, Inc.	7.000%	3/1/29	340	412
Tyson Foods, Inc.	7.000%	1/15/28	800	875

				6,910

Gas and Pipeline Utilities — 1.5%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,165
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,834
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	1,142
The Williams Companies, Inc.	7.625%	7/15/19	2,000	2,165

				6,306

Health Care — 1.1%
Tenet Healthcare Corporation	9.875%	7/1/14	2,310	2,414
Tenet Healthcare Corporation	6.875%	11/15/31	750	623
WellPoint Inc.	5.000%	12/15/14	1,330	1,323

				4,360

Homebuilding — 0.4%
Centex Corporation	5.125%	10/1/13	420	404
D.R. Horton, Inc.	5.250%	2/15/15	1,110	1,039
Pulte Homes, Inc.	6.250%	2/15/13	385	397

				1,840

Insurance — 0.2%
Willis Group North America	5.125%	7/15/10	760	759

Investment Banking/Brokerage — 5.0%
J.P. Morgan Chase & Co.	5.125%	9/15/14	3,195	3,187
J.P. Morgan Chase & Co.	4.891%	9/1/15	1,035	1,032
J.P. Morgan Chase & Co.	5.150%	10/1/15	2,000	1,988
Merrill Lynch & Co., Inc.	3.375%	9/14/07	1,345	1,322
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	832
Merrill Lynch & Co., Inc.	5.000%	1/15/15	65	65
Morgan Stanley	5.800%	4/1/07	2,600	2,643
Morgan Stanley	4.750%	4/1/14	2,660	2,566
The Bear Stearns Companies Inc.	4.000%	1/31/08	1,600	1,578
The Goldman Sachs Group, Inc.	5.125%	1/15/15	3,100	3,090
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	2,110

				20,413

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	1,000	1,057

Media — 3.2%
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,134
Clear Channel Communications, Inc.	5.500%	9/15/14	940	906
Liberty Media Corporation	5.370%	9/17/06	1,026	1,034	C
Liberty Media Corporation	7.875%	7/15/09	1,000	1,052
Liberty Media Corporation	8.500%	7/15/29	340	329

		Maturity	Par/
	Rate	Date	Shares	Value

Liberty Media Corporation	8.250%	2/1/30	120	115
News America, Inc.	6.550%	3/15/33	1,495	1,555
News America, Inc.	6.200%	12/15/34	115	115
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	855	1,070
Time Warner Inc.	6.150%	5/1/07	1,390	1,420
Time Warner Inc.	9.125%	1/15/13	1,130	1,380
Time Warner Inc.	7.700%	5/1/32	1,625	1,924
Viacom Inc.	7.700%	7/30/10	90	100
Viacom Inc.	5.625%	8/15/12	1,095	1,112

				13,246

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	1,280	1,377

Medical Care Facilities — 1.2%
Coventry Health Care, Inc.	5.875%	1/15/12	1,050	1,066
HCA, Inc.	6.300%	10/1/12	1,790	1,779
HCA, Inc.	6.250%	2/15/13	2,130	2,105
HCA, Inc.	5.750%	3/15/14	150	143

				5,093

Metals and Mining — 0.4%
Alcoa Inc.	5.375%	1/15/13	1,800	1,852

Oil and Gas — 5.4%
Amerada Hess Corporation	7.300%	8/15/31	3,740	4,363
Apache Corporation	6.250%	4/15/12	1,150	1,250
Conoco Inc.	6.950%	4/15/29	600	730
ConocoPhillips	4.750%	10/15/12	2,290	2,299
Devon Energy Corporation	7.950%	4/15/32	1,080	1,377
El Paso Corporation	7.800%	8/1/31	1,660	1,664
El Paso Corporation	7.750%	1/15/32	340	343
Kerr-McGee Corporation	7.875%	9/15/31	4,700	5,440
Ocean Energy Inc.	4.375%	10/1/07	965	959
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,168
Pemex Project Funding Master Trust	8.500%	2/15/08	100	108
Pride International, Inc.	7.375%	7/15/14	800	869
Valero Energy Corporation	6.875%	4/15/12	565	620
XTO Energy, Inc.	6.250%	4/15/13	745	795

				21,985

Paper and Forest Products — 1.4%
International Paper Company	5.500%	1/15/14	900	896
Weyerhaeuser Company	6.125%	3/15/07	331	338
Weyerhaeuser Company	6.750%	3/15/12	2,150	2,323
Weyerhaeuser Company	7.375%	3/15/32	1,785	2,019

				5,576

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Company	5.750%	10/1/11	1,160	1,217

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	3.625%	5/15/08	975	913
Eastman Kodak Company	7.250%	11/15/13	500	474

				1,387

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	1,500	1,622

Retail — 0.6%
Target Corporation	5.875%	3/1/12	860	911
Toys “R” Us, Inc.	7.875%	4/15/13	1,000	892
Wal-Mart Stores, Inc.	6.875%	8/10/09	475	512

				2,315

Special Purpose — 7.0%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,046
Arch Western Finance, LLC	6.750%	7/1/13	1,000	1,020
ASIF Global Financing XIX	4.900%	1/17/13	1,120	1,099	B
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,035
DaimlerChrysler NA Holding Corporation	6.400%	5/15/06	800	809
DaimlerChrysler NA Holding Corporation	4.314%	9/10/07	1,520	1,524	C
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	470	459
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	260	277
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	735	798
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	307
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	1,800	2,179
Duke Capital Corporation	6.250%	2/15/13	340	358
Fosters Finance Corporation	4.875%	10/1/14	840	811	B

		Maturity	Par/
	Rate	Date	Shares	Value

NiSource Finance Corp.	3.200%	11/1/06	985	969
Reed Elsevier Capital Inc.	4.625%	6/15/12	2,300	2,234
Sprint Capital Corporation	6.000%	1/15/07	700	711
Sprint Capital Corporation	8.375%	3/15/12	1,860	2,189
Sprint Capital Corporation	8.750%	3/15/32	2,170	2,910
TCI Communications Financing III	9.650%	3/31/27	3,350	3,669
Unilever Capital Corporation	7.125%	11/1/10	480	531
Verizon Global Funding Corp.	6.125%	6/15/07	2,065	2,118
Verizon Global Funding Corp.	7.750%	6/15/32	375	458
Verizon Wireless Capital LLC	5.375%	12/15/06	800	808

				28,319

Telecommunications — 1.5%
BellSouth Corporation	4.750%	11/15/12	830	819
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	750	750
Qwest Corporation	5.625%	11/15/08	550	542
SBC Communications Inc.	5.100%	9/15/14	1,910	1,892
Verizon New York Inc.	6.875%	4/1/12	1,820	1,947

				5,950

Telecommunications (Cellular/Wireless) — 1.8%
AT&T Wireless Services Inc.	7.500%	5/1/07	1,500	1,566
AT&T Wireless Services Inc.	8.125%	5/1/12	570	668
AT&T Wireless Services Inc.	8.750%	3/1/31	980	1,323
Cingular Wireless LLC	5.625%	12/15/06	800	809
Motorola, Inc.	7.625%	11/15/10	850	962
Nextel Communications, Inc.	5.950%	3/15/14	469	480
Nextel Communications, Inc.	7.375%	8/1/15	1,600	1,713

				7,521

Transportation — 1.2%
Burlington Northern Railroad Company	6.960%	3/22/09	182	190
Burlington Northern Railroad Company	7.330%	6/23/10	152	162
Continental Airlines, Inc.	6.545%	2/2/19	165	162
Continental Airlines, Inc.	7.256%	3/15/20	539	541
CSX Transportation, Inc.	7.875%	5/15/43	252	326
Delta Air Lines, Inc.	7.570%	11/18/10	300	290
Delta Air Lines, Inc.	6.718%	1/2/23	698	714
Norfolk Southern Corporation	7.875%	5/15/43	348	457
Northwest Airlines Corporation	7.575%	3/1/19	191	190
Union Pacific Corporation	4.875%	1/15/15	1,740	1,706
United Airlines, Inc.	7.783%	1/1/14	245	234

				4,972

Total Corporate Bonds and Notes (Identified Cost $292,532)				294,518

Municipal Bonds — 0.1%
Liberty New York Development Corporation Revenue	5.250%	10/1/35	320	357

Totoal Municipal Bonds (Identified Cost $354)				357

U.S. Government and Agency Obligations — 3.1%
Fixed Rate Securities — 0.3%
Tennessee Valley Authority	5.375%	11/13/08	150	154
United States Treasury Notes	4.125%	8/15/10	955	951

				1,105

Indexed SecuritiesD — 2.8%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	11,581	11,683

Total U.S. Government and Agency Obligations (Identified Cost $12,606)				12,788

U.S. Government Agency Mortgage-Backed Securities — 0.0%

Fixed Rate Securities — N.M.
Fannie Mae	8.000%	4/25/06	4	4

Indexed SecuritiesC — N.M.
Freddie Mac	5.114%	9/1/24	89	91

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost $93)				95

Yankee Bonds E — 23.3%
Banking and Finance — 2.5%
AIFUL Corporation	4.450%	2/16/10	2,105	2,050	B
Corporacion Andina de Fomento	4.010%	1/26/07	1,260	1,260	C
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,569	B

		Maturity	Par/
	Rate	Date	Shares	Value

HBOS Treasury Services plc	4.000%	9/15/09	1,080	1,056	B
Mizuho Financial Group, Inc.	5.790%	4/15/14	3,565	3,713	B
Sumitomo Mitsui Banking Corporation	5.625%	7/29/49	730	727	B

				10,375

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	870	922

Diversified Financial Services — 0.7%
Encana Holdings Finance Corp	5.800%	5/1/14	2,725	2,870

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	1,805	1,986
Hydro-Quebec	7.500%	4/1/16	1,625	1,971

				3,957

Foreign Governments — 7.3%
Federative Republic of Brazil	14.500%	10/15/09	280	364
Federative Republic of Brazil	12.000%	4/15/10	580	710
Federative Republic of Brazil	4.313%	4/15/12	354	348	C
Federative Republic of Brazil	4.313%	4/15/12	544	535	C
Federative Republic of Brazil	8.875%	4/15/24	240	256
Federative Republic of Brazil	10.125%	5/15/27	740	886
Federative Republic of Brazil	12.250%	3/6/30	510	702
Federative Republic of Brazil	11.000%	8/17/40	410	503
Province of Nova Scotia	5.750%	2/27/12	1,000	1,054
Province of Ontario	4.500%	2/3/15	460	453
Republic of Chile	4.069%	1/28/08	120	121	C
Republic of Colombia	11.750%	2/25/20	570	793
Republic of Panama	9.625%	2/8/11	90	108
Republic of Panama	10.750%	5/15/20	480	668
Republic of Panama	9.375%	1/16/23	270	341
Republic of Peru	5.000%	3/7/17	558	550	F
Republic of Peru	5.000%	3/7/17	205	201	B,F
Republic of Peru	8.750%	11/21/33	500	604
Republic of South Africa	7.375%	4/25/12	650	731
Republic of South Africa	6.500%	6/2/14	700	765
Russian Federation	5.000%	3/31/30	5,120	5,883	F
United Mexican States	8.375%	1/14/11	4,965	5,710
United Mexican States	11.500%	5/15/26	1,100	1,765
United Mexican States	8.300%	8/15/31	820	1,025
United Mexican States	7.500%	4/8/33	3,942	4,573

				29,649

Insurance — 0.8%
Axa	8.600%	12/15/30	1,630	2,146
Oil Insurance Ltd	5.150%	8/15/33	585	582	B
XL Capital Ltd.	5.250%	9/15/14	700	675

				3,403

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	6.375%	2/15/06	1,900	1,913
Tyco International Group SA	6.375%	10/15/11	250	266
Tyco International Group SA	7.000%	6/15/28	554	640
Tyco International Group SA	6.875%	1/15/29	1,051	1,206

				4,025

Oil and Gas — 1.5%
Gazprom	9.625%	3/1/13	150	186	B
Gazprom	9.625%	3/1/13	50	62	B
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	905	1,086
Petroliam Nasional Berhad	7.625%	10/15/26	610	747	B
YPF Sociedad Anonima	10.000%	11/2/28	3,500	4,217

				6,298

Special Purpose — 4.3%
Anadarko Finance Company	6.750%	5/1/11	970	1,054
ChevronTexaco Capital Company	3.500%	9/17/07	1,000	982
Conoco Funding Company	6.350%	10/15/11	520	564
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,400	1,808
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	945
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,087
HSBC Capital Funding LP	4.610%	12/29/49	760	727	B
HSBC Holdings plc	5.250%	12/12/12	3,850	3,903
Molson Coors Capital Finance ULC	4.850%	9/22/10	1,305	1,295	B
Petronas Capital Ltd.	7.875%	5/22/22	770	953	B
Resona Preferred Global Securities Limited	7.191%	12/29/49	2,120	2,195	B
Telefonica Europe BV	8.250%	9/15/30	800	1,067
UFJ Finance Aruba AEC	6.750%	7/15/13	920	1,010

		Maturity	Par/
	Rate	Date	Shares		Value

					17,590

Telecommunications — 3.3%
British Telecommunications plc	8.375%	12/15/10	900		1,042
British Telecommunications plc	8.875%	12/15/30	420		570
France Telecom SA	7.750%	3/1/11	3,000		3,406
France Telecom SA	8.500%	3/1/31	340		456
INTELSAT	7.625%	4/15/12	32		27
INTELSAT	6.500%	11/1/13	1,333		1,026
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990		1,123
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080		1,139
Telecom Italia Capital S.p.A.	5.250%	11/15/13	2,025		2,011
Telecom Italia Capital S.p.A.	4.950%	9/30/14	1,860		1,800	B
Telus Corporation	7.500%	6/1/07	700		731

					13,331

Telecommunications (Cellular/Wireless) — 0.3%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000		1,005

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	1,550		1,521

Total Yankee Bonds (Identified Cost $89,473)					94,946

Preferred Stocks — 0.2%
Fannie Mae	7.000%		16	shs	888	C

Total Preferred Stocks (Identified Cost $810)					888

Total Long-Term Securities (Identified Cost $395,868)					403,592

Short-Term Securities — 0.1%

U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	12/5/05	$398		396	A,G

Total Short-Term Securities (Identified Cost $395)					396

Total Investments — 98.9% (Identified Cost $396,263)					403,988
Other Assets Less Liabilities — 1.1%					4,346

Net Assets					$408,334

Net Asset Value Per Share
Primary Class					$10.60

Institutional Class					$10.60

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Treasury Note Futures	December 2005	410	$(421)

			$(421)

Futures Contracts Written
U.S. Treasury Bond Futures	December 2005	336	$622
U.S. Treasury Note Futures	December 2005	27	53

			$675

A	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.6% of net assets.
C	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”) or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2005.
D	Inflation-Protected Securities — Treasury Security whose principal value is adjusted daily or monthly in accordance with changes in the Consumer Price Index for all Urban Consumers. Interest is calculated on the basis of current adjusted principal value.
E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.
G	Collateral to cover futures contracts.
N.M.	Not meaningful

Portfolio of Investments
September 30, 2005 (Unaudited)
(Amounts in Thousands)
Legg Mason Limited Duration Bond

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 97.1%

Corporate Bonds and Notes — 28.4%

Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$360	$358

Banking and Finance — 6.9%
American General Finance Corporation (AGFC)	3.729%	1/18/08	330	330	A
Countrywide Financial Corporation	3.983%	5/5/08	850	852	A
Ford Motor Credit Company	4.830%	9/28/07	1,020	994	A
Ford Motor Credit Company	6.625%	6/16/08	4,810	4,701
General Motors Acceptance Corporation	4.509%	1/16/07	850	835	A
General Motors Acceptance Corporation	4.559%	7/16/07	110	107	A
General Motors Acceptance Corporation	5.110%	9/23/08	5,220	4,837	A
HSBC Finance Corporation	4.010%	5/10/10	690	690	A
iStar Financial Inc.	4.151%	3/3/08	1,160	1,161	A
John Deere Capital Corporation	3.900%	1/15/08	1,000	984
Nissan Motor Acceptance Corporation	4.625%	3/8/10	660	648	B
Residential Capital Corporation	5.385%	6/29/07	620	625	A,B
SLM Corporation	3.811%	7/27/09	1,140	1,139	A
U.S. Bank National Association	4.400%	8/15/08	240	239

				18,142

Cable — 0.5%
Comcast Cable Communications, Inc.	8.375%	5/1/07	230	243
Cox Communications, Inc.	4.407%	12/14/07	1,050	1,057	A

				1,300

Chemicals — 0.5%
The Dow Chemical Company	5.000%	11/15/07	310	313
The Dow Chemical Company	5.750%	12/15/08	560	579
The Dow Chemical Company	5.970%	1/15/09	330	343

				1,235

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	1,000	1,071

Diversified Financial Services — 1.1%
Capital One Financial Corporation	4.738%	5/17/07	690	690
CIT Group Inc.	4.033%	5/23/08	690	692	A
General Electric Capital Corporation	3.970%	6/15/09	1,470	1,471	A

				2,853

Electric — 1.4%
Appalachian Power Company	3.600%	5/15/08	1,700	1,653
FirstEnergy Corp.	5.500%	11/15/06	1,610	1,624
Ohio Edison Company	4.000%	5/1/08	310	304

				3,581

Energy — 2.2%
Alabama Power Company	4.026%	8/25/09	1,000	1,003	A
CenterPoint Energy, Inc.	5.875%	6/1/08	440	449
Duke Energy Corporation	3.750%	3/5/08	1,500	1,470
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	966
Sempra Energy	4.290%	5/21/08	2,000	2,005	A

				5,893

Environmental Services — 0.7%
Waste Management, Inc.	6.500%	11/15/08	570	596
Waste Management, Inc.	7.375%	8/1/10	1,090	1,199

				1,795

Food, Beverage and Tobacco — 1.7%
Altria Group, Inc.	5.625%	11/4/08	3,000	3,076
General Mills, Inc.	6.449%	10/15/06	1,000	1,015
Sara Lee Corporation	6.250%	9/15/11	230	241

				4,332

		Maturity	Par/
	Rate	Date	Shares	Value

Investment Banking/Brokerage — 1.1%
Lehman Brothers Holdings Inc.	4.010%	11/10/09	1,120	1,124	A
Morgan Stanley	4.430%	1/15/10	700	703	A
The Bear Stearns Companies Inc.	4.068%	9/9/09	1,000	1,004	A

				2,831

Media — 2.3%
Clear Channel Communications, Inc.	4.625%	1/15/08	200	198
Clear Channel Communications, Inc.	6.625%	6/15/08	140	144
Clear Channel Communications, Inc.	4.250%	5/15/09	430	415
Clear Channel Communications, Inc.	7.650%	9/15/10	610	662
Liberty Media Corporation	7.875%	7/15/09	1,420	1,494
News America Incorporated	6.625%	1/9/08	2,000	2,078
Viacom Inc.	5.625%	5/1/07	1,000	1,013

				6,004

Oil and Gas — 3.0%
Amerada Hess Corporation	7.375%	10/1/09	1,500	1,629
Anadarko Petroleum Corporation	3.250%	5/1/08	1,440	1,391
Occidental Petroleum Corporation	7.375%	11/15/08	750	810
Ocean Energy Inc.	4.375%	10/1/07	580	577
Pemex Project Funding Master Trust	8.500%	2/15/08	3,300	3,564

				7,971

Paper and Forest Products — 0.7%
International Paper Company	3.800%	4/1/08	930	906
Weyerhaeuser Company	6.125%	3/15/07	1,030	1,050

				1,956

Photo Equipment and Supplies — 0.0%
Eastman Kodak Company	7.250%	11/15/13	110	104

Special Purpose — 4.3%
American Honda Finance Corporation	3.860%	5/12/08	900	900	A,B
BAE Systems Holdings Inc.	4.050%	8/15/08	680	680	A,B
DaimlerChrysler NA Holding Corporation	4.026%	3/7/07	680	679	A
DaimlerChrysler NA Holding Corporation	4.314%	9/10/07	3,060	3,067	A
International Lease Finance Corporation	4.625%	6/2/08	670	666
International Lease Finance Corporation	5.000%	4/15/10	410	411
National Rural Utilities Cooperative Finance Corporation	5.750%	12/1/08	330	340
Sprint Capital Corporation	4.780%	8/17/06	3,000	3,005
Sprint Capital Corporation	6.125%	11/15/08	470	488
Verizon Wireless Capital LLC	5.375%	12/15/06	1,000	1,010

				11,246

Telecommunications (Cellular/Wireless) — 1.5%
ALLTEL Corporation	4.656%	5/17/07	2,310	2,308
Motorola, Inc.	4.608%	11/16/07	1,500	1,498

				3,806

Total Corporate Bonds and Notes (Identified Cost — $75,226)				74,478

Asset-Backed Securities — 16.5%

Fixed Rate Securities — 4.0%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	3,000	2,958
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	2,700	2,664	B
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	1,300	1,284	B
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	818	744	B
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	3,000	2,948

				10,598

Indexed Securities A — 12.5%
Asset Backed Funding Certificates 2002-WF2	4.580%	5/25/32	221	223
Bear Stearns Asset Backed Securities, Inc. 2004-1	4.350%	6/25/34	3,000	3,021
CHEC Loan Trust 2004-2	4.160%	2/25/31	3,500	3,508
Citibank Credit Card Issuance Trust 2002-B1	4.291%	6/25/09	1,675	1,681
Countrywide Home Equity Loan Trust 2002-G	4.340%	12/15/28	2,125	2,135
Countrywide Home Equity Loan Trust 2004-J	4.260%	12/15/33	3,199	3,204
Countrywide Home Equity Loan Trust 2004-O	4.250%	2/15/34	1,709	1,712
Fremont Home Loan Trust 2004-C	4.100%	1/25/32	1,303	1,304
GSAA Home Equity Trust 2004-9	4.210%	9/25/34	1,763	1,766
Magnetite CBO II, Ltd.	4.266%	8/25/12	218	218	C
Providian Gateway Master Trust 2002-B	4.670%	6/15/09	3,000	3,004	B
RAAC Series 2005-RP1	4.170%	7/25/37	1,904	1,904	B
Rental Car Finance Corp. 2003-1A	4.230%	5/25/08	3,000	3,012	B
Rental Car Finance Corp. 2004-1A	4.030%	6/25/09	3,000	3,000	B
Superior Wholesale Inventory Financing Trust 2004-A10	4.070%	9/15/11	3,000	3,002

				32,694

		Maturity	Par/
	Rate	Date	Shares	Value

Total Asset-Backed Securities (Identified Cost — $43,443)				43,292

Mortgage-Backed Securities — 22.2%

Fixed Rate Securities — 7.5%
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	301	302	B
Prime Mortgage Trust 2005-2	7.596%	10/25/32	2,172	2,258
Residential Asset Mortgage Products, Inc. 2005-SL1 A7	8.000%	5/25/32	2,194	2,296
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	11,139	10,923
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	3,741	3,828

				19,607

Indexed Securities A— 13.2%
Bear Stearns Arm Trust 2004-10	4.615%	1/25/35	1,161	1,153
Countrywide Home Loans 2005-R3	4.230%	9/25/35	2,700	2,698	B
Harborview Mortgage Loan Trust 2004-8	4.397%	11/19/34	2,059	2,062
HomeBanc Mortgage Trust 2004-2	4.200%	12/25/34	2,447	2,452
HomeBanc Mortgage Trust 2005-1	4.080%	3/25/35	2,736	2,736
Impac CMB Trust 2004-2	4.090%	4/25/34	1,365	1,367
Impac CMB Trust 2004-6	4.220%	10/25/34	1,252	1,254
Impac Secured Assets Corp. 2004-3	4.030%	11/25/34	1,579	1,580
J.P. Morgan Mortgage Trust 2003-A1	4.377%	10/25/33	2,601	2,541
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	3,000	2,878
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.970%	4/25/35	3,110	3,054
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.189%	5/25/35	2,486	2,468
Sequoia Mortgage Trust 2003-2 A2	3.668%	6/20/33	1,490	1,485
Sequoia Mortgage Trust 2003-7 A1	4.116%	1/20/34	1,492	1,494
Thornburg Mortgage Securities Trust 2004-2	3.980%	6/25/44	1,239	1,238
WaMu Mortgage Pass-Through Certificates, Series 2004-AR8	4.108%	6/25/44	2,109	2,110
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10	4.072%	10/25/33	2,100	2,081

				34,651

Variable Rate Securities D — 1.5%
Banc of America Funding Corporation 2004-B	4.231%	12/20/34	1,951	1,948
Countrywide Alternative Loan Trust 2004-33, 1A1	5.062%	12/25/34	1,234	1,235
Countrywide Alternative Loan Trust 2004-33, 2A1	4.965%	12/25/34	614	613

				3,796

Total Mortgage-Backed Securities (Identified Cost — $58,648)				58,054

Municipal Bonds — 0.1%

Liberty New York Development Corporation Revenue	5.250%	10/1/35	200	223

Total Municipal Bonds (Identified Cost — $221)				223

U.S. Government and Agency Obligations — 7.4%

Fixed Rate Securities — 3.2%
Federal Home Loan Bank	3.125%	9/15/06	1,900	1,879
Freddie Mac	3.800%	12/27/06	5,000	4,966
United States Treasury Notes	3.500%	2/15/10	5	5
United States Treasury Notes	4.125%	8/15/10	540	538
United States Treasury Notes	3.875%	9/15/10	720	710
United States Treasury Notes	4.250%	11/15/14	350	347

				8,445

Indexed Securities E — 4.2%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	2,258	2,201
United States Treasury Inflation-Protected Security	3.000%	7/15/12	5,433	5,912
United States Treasury Inflation-Protected Security	2.375%	1/15/25	2,591	2,772

				10,885

Total U.S. Government and Agency Obligations (Identified Cost — $19,370)				19,330

U.S. Government Agency Mortgage-Backed Securities — 17.0%

Fixed Rate Securities — 6.5%
Fannie Mae	8.500%	6/1/10 to 8/1/11	53	56
Fannie Mae	7.000%	1/1/13 to 1/1/33	5,927	6,205
Fannie Mae	6.500%	7/11/13 to 10/1/32	2,485	2,563
Fannie Mae	9.500%	7/1/14	77	83
Fannie Mae	11.000%	12/1/15	69	74
Fannie Mae	12.500%	1/1/18 to 4/1/18	46	51
Fannie Mae	9.000%	11/1/21	173	186
Fannie Mae	6.000%	11/1/27	N.M.	N.M.
Fannie Mae	5.000%	12/1/35	3,700	3,621	F
Freddie Mac	8.250%	2/1/08	17	17
Freddie Mac	8.500%	12/1/08 to 6/1/21	63	66
Freddie Mac	9.750%	11/1/09 to 11/1/14	33	35
Freddie Mac	9.000%	1/1/17 to 1/1/21	194	206
Freddie Mac	7.000%	1/25/21 to 4/1/32	2,674	2,790
Freddie Mac	8.000%	2/1/31	469	500
Freddie Mac	5.000%	12/1/35	200	196	F
Government National Mortgage Association	9.000%	6/15/06 to 9/15/22	165	169
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	301	311

				17,129

Indexed Securities A — 10.5%
Fannie Mae	4.321%	11/1/34	1,499	1,478
Fannie Mae	4.205%	12/1/34	1,556	1,532
Fannie Mae	4.330%	1/1/35	1,306	1,288
Fannie Mae	4.877%	1/1/35	2,583	2,581
Fannie Mae	4.818%	2/1/35	5,851	5,848
Fannie Mae	4.550%	3/1/35	3,039	3,016
Fannie Mae	4.978%	3/1/35	5,964	5,971
Freddie Mac	4.354%	12/1/34	640	632
Freddie Mac	4.472%	12/1/34	3,174	3,141
Freddie Mac	4.089%	1/1/35	577	565
Freddie Mac	4.096%	1/1/35	1,045	1,025
Government National Mortgage Association	4.500%	6/16/26	2,528	173
Government National Mortgage Association	4.550%	8/16/26	2,050	160

				27,410

		Maturity	Par/
	Rate	Date	Shares	Value

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $46,368)				44,539

Yankee Bonds C — 3.7%

Banking and Finance — 0.0%
ChevronTexaco Capital Company	3.500%	9/17/07	120	118

Banks — 0.4%
The Korea Development Bank	4.750%	7/20/09	1,000	997

Energy — 0.4%
SP Powerassests Limited Global	3.800%	10/22/08	1,000	975	B

Foreign Governments — 0.6%
Russian Federation	3.000%	5/14/08	1,590	1,514

Manufacturing (Diversified) — 1.1%
Tyco International Group SA	4.436%	6/15/07	3,000	2,986	B

Special Purpose — 0.0%
Deutsche Telekom International Finance BV	3.875%	7/22/08	80	78

Telecommunications — 1.1%
British Telecommunications plc	8.375%	12/15/10	1,520	1,760
Koninklijke (Royal) KPN NV	8.000%	10/1/10	120	136
Telecom Italia Capital	4.480%	2/1/11	1,020	1,020	A

				2,916

Telecommunications (Cellular/Wireless) — 0.1%
Vodafone Group PLC	3.950%	1/30/08	270	266

Total Yankee Bonds (Identified Cost — $9,979)				9,850

Preferred Stocks — 1.8%
Fannie Mae	7.000%		77	4,245	A
Home Ownership Funding Corporation	13.331%		5	150	B,G
Home Ownership Funding Corporation II	13.338%		14	421	B,G

Total Preferred Stocks (Identified Cost —$5,837)				4,816

Total Long-Term Securities ($259,092)				254,582

Short-Term Securities — 3.7%

U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	12/5/05	$160	159	H,I

Repurchase Agreements — 3.6%
Goldman, Sachs & Company
3.8%, dated 9/30/05, to be repurchased at $4,791
on 10/3/05 (Collateral: $5,060 Fannie Mae notes,
3.25%, due 2/15/09, value $4,889)			4,789	4,789

		Maturity	Par/
	Rate	Date	Shares	Value

Lehman Brothers, Inc.
3.7%, dated 9/30/05, to be repurchased at $4,790 on 10/3/05 (Collateral: $21,355 Federal Home Loan Bank zero coupon bonds, due 9/18/28, value $4,885)			4,789	4,789

				9,578

Total Short-Term Securities (Identified Cost — $9,737)				9,737

Total Investments - 100.8% (Identified Cost — $268,829)				$264,319
Other Assets Less Liabilities — (0.8)%				(2,227)

Net Assets — 100.0%				$262,092

Net Asset Value Per Share
Primary Class				$10.25

Institutional Class				$10.25

		Expiration	Actual	Appreciation/
		Date	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Treasury Note Futures		December 2005	102	$(32)

				$(32)

Futures Contracts Written
Eurodollar Futures		March 2006	208	$220
U.S. Treasury Note Futures		December 2005	39	41
U.S. Treasury Note Futures		December 2005	21	32

				$293

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”) or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2005.
B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.7% of net assets.
C	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
D	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
E	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for all urban consumers. Interest is calculated on the basis of the current adjusted principal value.
F	When Issued security — Securities purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
G	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate charges.
H	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. the amount shown as principal is the notional balance used to calculate the amount of interest due.
I N.M.	Collateral to cover futures and options contracts. Not meaningful.

Portfolio of Investments
September 30, 2005 (Unaudited)
(Amounts In Thousands)
Legg Mason U.S. Government Money Market Portfolio

		Maturity
	Rate	Date	Par	Value

U.S. Government and Agency Obligations — 78.0%

Fannie Mae	3.505% to 3.678%	10/21/05 to 12/9/05	$16,250	$16,249	A
Fannie Mae	1.810% to 5.500%	12/23/05 to 5/2/06	98,820	98,647
Federal Home Loan Bank	3.615% to 3.885%	10/3/05 to 6/12/06	21,500	21,495	A
Federal Home Loan Bank	3.600%	7/13/06	5,000	4,999	B
Federal Home Loan Bank	2.000% to 6.500%	10/6/05 to 8/18/06	81,876	81,717
Freddie Mac	3.510%	10/7/05	10,000	9,999	A
Freddie Mac	2.125% to 5.500%	10/04/05 to 7/15/06	73,489	73,352

Total U.S. Government and Agency Obligations (Identified Cost $306,458)				306,458

Repurchase Agreements — 19.0%

Goldman Sachs & Company
3.8%, dated 9/30/05, to be repurchased at $41,016 on 10/3/06 (Collateral: $42,090 Federal Home Loan Bank bonds, 2.22%, due 6/9/06, value $41,827)			41,003	41,003

Lehman Brothers, Inc.
3.7%, dated 9/30/05, to be repurchased at $33,615 on 10/3/05 (Collateral: $143,600 Federal Home Loan Bank zero coupon bonds, due 9/29/28, value $34,277)			33,605	33,605

Total Repurchase Agreements (Identified Cost $74,608)				74,608

Total Investments, at Amortized Cost and Value — 97.0%			$381,066	$381,066	C
Other Assets Less Liabilities — 3.0%				11,688

Net Assets Applicable to 392,754 Shares Outstanding — 100%				$392,754

Net Asset Value Per Share				$1.00

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of September 30, 2005.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

C	Also represents cost for income tax purposes.

Security Valuation
     Securities owned by Core Bond, High Yield, Investment Grade and Limited Duration, for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures adopted by the Board of Directors. In determining fair value, the Board of Directors or the Funds’ Valuation Committee considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
     With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     In accordance with Rule 2a-7, the investment of Government Money Market are valued on the basis of amortized cost, so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.
Options and Futures
     The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Income Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: November 28, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: November 28, 2005

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Income Trust, Inc.
Date: November 25, 2005